Securities and other financial assets, net - Schedule of all securities and other financial assets by contractual maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
At FVOCI recyclable to profit and loss	$ 78,372	$ 194,491
Total	1,023,632	831,913
Due within 1 year
Statement [Line Items]
Amortized cost	222,666	63,640
At FVOCI recyclable to profit and loss	77,972	113,792
Total	300,638	177,432
After 1 year but within 5 years
Statement [Line Items]
Amortized cost	711,328	567,483
At FVOCI recyclable to profit and loss	0	79,696
Total	711,328	647,179
Later than five years [member]
Statement [Line Items]
Amortized cost	7,977
At FVOCI recyclable to profit and loss	0
Total	7,977
Principal
Statement [Line Items]
Amortized cost	941,971	631,123
At FVOCI recyclable to profit and loss	77,972	193,488
Total	$ 1,019,943	$ 824,611